Note 7 - Subordinated Notes Payable (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), effective interest rate of 10.41%, maturing March 2029.	$4,913	$4,908	$4,903

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, effective interest rate of 5.38%, maturing May 2031.	99,619	100,043	93,507

	$104,532	$104,951	$98,410